Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000143962 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000143962 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000143962 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143962 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143962 | 78463V107 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143962 | 20825WDQ0 | Connexus Credit Union
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143962 | 34387AHW2 | Flushing Bank
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143962 | 05465DBR8 | Axos Bank
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143962 | 23204HQE1 | Customers Bank
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143962 | 02007G3R2 | Ally Bank
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143962 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143962 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143962 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000143962 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000126480 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000126480 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000126480 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000126480 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126480 | 78463V107 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126480 | 20825WDQ0 | Connexus Credit Union
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000126480 | 34387AHW2 | Flushing Bank
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000126480 | 05465DBR8 | Axos Bank
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000126480 | 23204HQE1 | Customers Bank
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000126480 | 02007G3R2 | Ally Bank
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000126480 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126480 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000126480 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000126480 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	88.50%